Foreign Exchange	12 Months Ended
Dec. 31, 2024
Effects Of Changes In Foreign Exchange Rates [Abstract]
Foreign Exchange	FOREIGN EXCHANGE

	Years Ended December 31
	2024	2023
Unrealized foreign exchange loss (gain)	$153,930	$(14,300)
Realized foreign exchange loss	1,965	3,452
Foreign exchange loss (gain)	$155,895	$(10,848)